PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	$ 3,713	$ 3,655
Additions	200	1,249
Depreciation provided during the year	(1,213)	(931)
Disposals	(1)	(10)
Exchange realignment	(53)	(250)
At ending, net of accumulated depreciation	2,646	3,713
Impairment for property, plant and equipment	0	0
Cost
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	6,543
At ending, net of accumulated depreciation	6,590	6,543
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	(2,830)
At ending, net of accumulated depreciation	(3,944)	(2,830)
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	1,774	1,601
Additions	28	710
Depreciation provided during the year	(700)	(416)
Exchange realignment	(25)	(121)
At ending, net of accumulated depreciation	1,077	1,774
Leasehold improvements | Cost
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	2,532
At ending, net of accumulated depreciation	2,519	2,532
Leasehold improvements | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	(758)
At ending, net of accumulated depreciation	(1,442)	(758)
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	1,673	1,842
Additions	27	360
Depreciation provided during the year	(416)	(412)
Exchange realignment	(23)	(117)
At ending, net of accumulated depreciation	1,261	1,673
Plant and machinery | Cost
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	3,386
At ending, net of accumulated depreciation	3,373	3,386
Plant and machinery | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	(1,713)
At ending, net of accumulated depreciation	(2,112)	(1,713)
Office equipment
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	33	68
Depreciation provided during the year	(20)	(31)
Exchange realignment		(4)
At ending, net of accumulated depreciation	13	33
Office equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	150
At ending, net of accumulated depreciation	148	150
Office equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	(117)
At ending, net of accumulated depreciation	(135)	(117)
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	151	12
Additions	127	168
Depreciation provided during the year	(43)	(19)
Disposals		(10)
Exchange realignment	(3)
At ending, net of accumulated depreciation	232	151
Motor vehicles | Cost
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	199
At ending, net of accumulated depreciation	322	199
Motor vehicles | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	(48)
At ending, net of accumulated depreciation	(90)	(48)
Electronic equipment
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	82	132
Additions	18	11
Depreciation provided during the year	(34)	(53)
Disposals	(1)
Exchange realignment	(2)	(8)
At ending, net of accumulated depreciation	63	82
Electronic equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	276
At ending, net of accumulated depreciation	228	276
Electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
At beginning, net of accumulated depreciation	(194)
At ending, net of accumulated depreciation	$ (165)	$ (194)